Loans and Allowance for Credit Losses (Allowance for Credit Losses and Recorded Investment in Loans by Portfolio Segment) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014		Mar. 31, 2013
Allowance for credit losses, Details:
Individually evaluated for impairment		¥ 731,133	¥ 602,842
Collectively evaluated for impairment		364,266	427,592
Loans acquired with deteriorated credit quality		15,731	25,045	¥ 29,429
Allowance for credit losses		1,111,130	1,055,479	1,094,420		¥ 1,335,987
Loans, Details:
Individually evaluated for impairment		1,711,004	1,667,337
Collectively evaluated for impairment		121,153,826	116,622,507
Loans acquired with deteriorated credit quality		124,806	180,103	269,376
Loans	[1]	122,989,636	118,469,947
Commercial [Member]
Allowance for credit losses, Details:
Individually evaluated for impairment		642,769	516,116
Collectively evaluated for impairment		159,761	269,289
Loans acquired with deteriorated credit quality		14,029	22,311
Allowance for credit losses		816,559	807,716	876,857		1,068,463
Loans, Details:
Individually evaluated for impairment		1,347,650	1,317,507
Collectively evaluated for impairment		92,698,501	88,833,150
Loans acquired with deteriorated credit quality		40,405	56,031
Loans	[1]	94,086,556	90,206,688
Residential [Member]
Allowance for credit losses, Details:
Individually evaluated for impairment		39,247	49,317
Collectively evaluated for impairment		17,908	21,255
Loans acquired with deteriorated credit quality		1,443	1,794
Allowance for credit losses		58,598	72,366	116,913		157,209
Loans, Details:
Individually evaluated for impairment		140,451	167,099
Collectively evaluated for impairment		14,085,236	14,366,087
Loans acquired with deteriorated credit quality		11,039	13,376
Loans	[1]	14,236,726	14,546,562
Card [Member]
Allowance for credit losses, Details:
Individually evaluated for impairment		21,294	25,726
Collectively evaluated for impairment		9,886	9,921
Loans acquired with deteriorated credit quality		7	23
Allowance for credit losses		31,187	35,670	40,626		51,870
Loans, Details:
Individually evaluated for impairment		78,770	90,069
Collectively evaluated for impairment		503,667	462,480
Loans acquired with deteriorated credit quality		11,472	12,057
Loans	[1]	593,909	564,606
MUAH [Member]
Allowance for credit losses, Details:
Individually evaluated for impairment		13,422	4,146
Collectively evaluated for impairment		94,926	60,214
Loans acquired with deteriorated credit quality		106	409
Allowance for credit losses		108,454	64,769	60,024		¥ 58,445
Loans, Details:
Individually evaluated for impairment		100,524	60,726
Collectively evaluated for impairment		9,257,873	9,171,892
Loans acquired with deteriorated credit quality		39,767	62,147
Loans	[1]	9,398,164	9,294,765
Krungsri [Member]
Allowance for credit losses, Details:
Individually evaluated for impairment		14,401	7,537
Collectively evaluated for impairment		81,785	66,913
Loans acquired with deteriorated credit quality		146	508
Allowance for credit losses		96,332	74,958		[2]
Loans, Details:
Individually evaluated for impairment		43,609	31,936
Collectively evaluated for impairment		4,608,549	3,788,898
Loans acquired with deteriorated credit quality		22,123	36,492
Loans	[1]	¥ 4,674,281	¥ 3,857,326

[1]	Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
[2]	For the Krungsri segment, the acquired loans were recorded at their fair values as of the acquisition date, and there were no indications that an allowance for credit losses was necessary for these loans for the fiscal year ended March 31, 2014. Therefore, no allowance for credit losses was stated at March 31, 2014 in the above table.